Other Provisions (Details 2 ) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other provisions	$ 2,996,052	$ 3,472,983	$ 3,572,891
Not later than one year [member]
Statement [Line Items]
Other provisions	2,544,973	2,984,518
Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	341,084	349,227
Over 5 years
Statement [Line Items]
Other provisions	109,995	139,238
Legal proceedings provision [member]
Statement [Line Items]
Other provisions	576,587	538,388	561,378
Legal proceedings provision [member] | Not later than one year [member]
Statement [Line Items]
Other provisions	244,630	179,521
Legal proceedings provision [member] | Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	221,962	219,629
Legal proceedings provision [member] | Over 5 years
Statement [Line Items]
Other provisions	109,995	139,238
Miscellaneous other provisions [member]
Statement [Line Items]
Other provisions	2,419,465	2,934,595	$ 3,011,513
Miscellaneous other provisions [member] | Not later than one year [member]
Statement [Line Items]
Other provisions	2,300,343	2,804,997
Miscellaneous other provisions [member] | Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	119,122	129,598
Miscellaneous other provisions [member] | Over 5 years
Statement [Line Items]
Other provisions	$ 0	$ 0